Capital Lease Obligation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Table Text Block Supplement [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum payments under the capitalized lease obligations are due as follows:

Fiscal period ending on:	Principal	Interest	Total
March 31, 2018	$179,693	$1,920,307	$2,100,000
March 31, 2019	193,758	1,906,242	2,100,000
March 31, 2020	208,924	1,891,076	2,100,000
March 31, 2021	225,277	1,874,723	2,100,000
March 31, 2022	242,911	1,857,089	2,100,000
Thereafter	24,257,788	34,542,212	58,800,000

Total minimum lease payments	25,308,351	$43,991,649	$69,300,000
Less: current portion	(179,693)
Long-term portion of minimum lease obligations	$25,128,658

Future minimum payments under the capitalized lease obligations are due as follows:

Year Ending:	Principal	Interest	Total
2017	$169,818	$1,930,182	$2,100,000
2018	183,110	1,916,890	2,100,000
2019	197,443	1,902,557	2,100,000
2020	212,898	1,887,102	2,100,000
2021	229,562	1,870,438	2,100,000
Thereafter	24,441,676	35,933,324	60,375,000

Total minimum lease payments	25,434,507	$45,440,493	$70,875,000
Less: current portion	(169,818)
Long-term portion of minimum lease obligations	$25,264,689